COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 10:-	COMMITMENTS AND CONTINGENCIES

a.	Royalty commitments:

1.
The Company receives research and development grants from the OCS. In consideration for the research and development grants received from the OCS, the Company has undertaken to pay royalties as a percentage of revenues from products developed from research and development projects financed. Royalty rate is 3.5%. If the Company will not generate sales of products developed with funds provided by the OCS, the Company is not obligated to pay royalties or repay the grants.

Royalties are payable from the time of commencement of sales of all of these products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, without interest for projects authorized until December 31, 1998. For projects authorized since January 1, 1999, the repayment bears interest at the LIBOR rate.

The total research and development grants that the Company has received from the OCS as of December 31, 2012 were $ 33,408. The accumulated interest as of December 31, 2012 was $ 9,810. As of December 31, 2012, the accumulated royalties paid to the OCS were $ 9,676. Accordingly, the Company's total commitment with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, amounted to $ 33,542 as of December 31, 2012.

Royalty expenses relating to the OCS grants included in cost of sales for the years ended December 31, 2012, 2011 and 2010 were $ 562, $ 759 and $ 793, respectively.

In May 2010, the Company received a notice from the OCS regarding alleged miscalculations in the amount of royalties paid by the Company to the OCS for the years 1992-2009 and the revenues basis of which the Company has to pay royalties. The Company believes that all royalties due to the OCS from the sale of products developed with funding provided by the OCS during such years were properly paid or were otherwise accrued. During 2011 the Company reviewed with the OCS alleged miscalculation differences and since then await further instructions. Currently the Company is unable to assess the merits of the aforesaid arguments raised by the OCS.

2.
According to the Company's agreements with the Israel-U.S Bi-National Industrial Research and Development Foundation ("BIRD-F"), the Company is required to pay royalties at a rate of 5% of sales of products developed with funds provided by the BIRD-F, up to an amount equal to 150% of BIRD-F's grant (linked to the United States Consumer Price Index) relating to such products. The last funds from the BIRD-F were received in 1996. In the event the Company does not generate sales of products developed with funds provided by BIRD-F, the Company is not obligated to pay royalties or repay the grants.

The total research and development funds that the Company has received from the BIRD-F were $ 340. As of December 31, 2012, the Company is required to pay royalties up to an amount of $ 775, including linkage to the United States Consumer Price Index (CPI).

As of December 31, 2012, the accumulated royalties paid to the BIRD-F including linkage to the CPI were $ 427. Accordingly, the Company's total commitment with respect to royalty-bearing participation received, net of royalties paid, amounted to $ 348 as of December 31, 2012.

Starting 2003 the Company has not generated sales of products developed with the funds provided by BIRD-F, therefore the Company is not obligated to pay royalties or repay the grant since that date.

3.
In April, 2012 the Israeli Ministry of trade, commerce and labor approved the Company's application for participation in funding the setting up of the Company's Indian subsidiary as part of a designated grants plan for the purpose of setting up and establishing a marketing agency in India. The grant is intended to cover up to 50% from the costs of the office establishment, logistics expenses and hiring employees and consultants in India, based on the approved budget for the plan over a period of 3 years.

The Company is obligated to pay to the Israeli Ministry of trade, commerce and labor royalties of 3% from the revenues growth derived in India up to an aggregate of 100% of the dollar-linked value of the total grant and for a period of up to 7 years from the last year of the plan.
The total marketing grants that the Company has received from the Ministry of trade, commerce and labor as of December 31, 2012 were in the amount of $55.

b.	Operating leases:

Premises occupied by the Company and its subsidiaries are rented under various rental agreements part of which are with related parties (see Note 8).The rental agreements for the premises of the Company and its subsidiaries expire up to December 31, 2016.

Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2012, are (in the aggregate) and for each succeeding fiscal year below:

Year ended December 31

2013	$715
2014	583
2015	501
2016	488
Total	$2,287

Total lease expenses (net of sublease income from premises under sublease agreements) amounted to $1,056, $ 1,048 and $ 968 for the years ended December 31, 2012, 2011 and 2010, respectively.

c.	Bank guarantee:

The Company has granted bank performance guarantees in favor of five of its customers in the total amount of $ 1,520 of which $ 1,136 expire on December 30, 2013 and $384 expire on January 15, 2014. In addition, and the Company established another guarantee in the amount of $ 32 which expires on May 31, 2013.

In addition, in order to secure the bank facility, a floating charge on all of the Company's assets was placed by the bank (see note 7a).